Convertible notes payable - Schedule of fair value, net derivative liability, unobservable input reconciliation (Details)	Dec. 31, 2025
Measurement Input, Probability Of Triggering Events
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.0161
Minimum | Measurement Input, Bond Yields
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.1623
Maximum | Measurement Input, Bond Yields
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.1628